SHORT-TERM DEBT (Details)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
SHORT-TERM DEBT
Short-term borrowings		¥ 350,000,000	¥ 300,397,309
Long-term borrowings, current portion		453,131,683	240,122,039
Total	$ 123,982,167	¥ 803,131,683	¥ 540,519,348